Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022
C000237190
Account Value [Line Items]
Line Graph and Table Measure Name	(Regulatory Benchmark)
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 10,399	$ 10,395	$ 10,183	$ 10,156	$ 10,265	$ 10,060	$ 10,064
T. Rowe Index: Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	(Strategy Benchmark)
Account Value	$ 11,885	$ 11,598	$ 11,218	$ 10,972	$ 10,455	$ 10,371	$ 9,991